Shareholders equity - Other reserves (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of classes of share capital [line items]
Equity at beginning of period			R$ 32,415,575	R$ 44,810,300
Exchange rate variations on conversion of financial information of the subsidiaries abroad	R$ (33,755)	R$ (33,607)	(139,559)	(11,335)
Equity at end of period	45,258,425	41,601,758	45,258,425	41,601,758
Other reserves
Disclosure of classes of share capital [line items]
Equity at beginning of period			1,348,796	1,538,296
Equity at end of period	R$ 944,961	R$ 1,322,487	R$ 944,961	R$ 1,322,487